Significant accounting policies (Details 2)	12 Months Ended
Dec. 31, 2017
Currently marketed products [member] | Cost of sales [member]
Statement [line items]
Available for use intangible asset useful lives	5 to 20 years
Marketing related intangible assets [member] | Cost of sales [member]
Statement [line items]
Available for use intangible asset useful lives	25 years
Technology-based intangible assets [member] | Cost of sales or Research and Development [member]
Statement [line items]
Available for use intangible asset useful lives	10 to 20 years
Other intangible assets [member]
Statement [line items]
Available for use intangible asset useful lives	3 to 7 years
Brand names [member]
Statement [line items]
Available for use intangible asset useful lives	Not amortized, indefinite useful life